Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	Dec. 31, 2012 Medium-term notes [Member]	Dec. 31, 2011 Federal Home Loan Bank advances [Member]	Dec. 31, 2010 Bank notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate	2.55%	0.36%	0.06%